Property, Equipment and Software, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property Equipment And Software [Abstract]
Depreciation expenses	¥ 23,246	¥ 28,790	¥ 29,440